INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Assets	$ 51,322	$ 56,308
Total liabilities	(32,579)	(34,131)
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Assets	41,245	45,480
Total liabilities	(24,418)	(25,537)
Total Net Assets	$ 16,827	$ 19,943